QUARTERLY FINANCIAL DATA (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Revenues	$ 2,604		$ 2,576		$ 2,422		$ 2,434		$ 2,345		$ 2,116		$ 2,008		$ 2,534
Quarterly Financial Data, Expenses And Other Income	2,198		2,188		1,836		2,091		2,033		2,017		1,771		2,395
Quarterly Financial Data, Net Income	308		319		494		260		294		119		187		103
Quarterly Financial Data, Earnings	285		289		503		254		273		123		204		109
Quarterly Financial Data, Net Income Per Share, Basic	$ 1.28	[1]	$ 1.33	[1]	$ 2.06	[1]	$ 1.08	[1]	$ 1.23	[1]	$ 0.49	[1]	$ 0.75	[1]	$ 0.42	[1]
Quarterly Financial Data, Earnings Per Share, Basic	$ 1.19	[1]	$ 1.21	[1]	$ 2.10	[1]	$ 1.06	[1]	$ 1.14	[1]	$ 0.50	[1]	$ 0.82	[1]	$ 0.44	[1]
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Basic	239.8	[1]	239.5	[1]	239.4	[1]	240.1	[1]	239.5	[1]	246.7	[1]	246.8	[1]	246.1	[1]
Quarterly Financial Data, Net Income Per Share, Diluted	$ 1.27	[1]	$ 1.32	[1]	$ 2.05	[1]	$ 1.08	[1]	$ 1.21	[1]	$ 0.48	[1]	$ 0.74	[1]	$ 0.41	[1]
Quarterly Financial Data, Earnings Per Share, Diluted	$ 1.18	[1]	$ 1.20	[1]	$ 2.09	[1]	$ 1.05	[1]	$ 1.12	[1]	$ 0.50	[1]	$ 0.81	[1]	$ 0.44	[1]
Quarterly Financial Data, Weighted Average Number Of Shares Outstanding, Diluted	241.8	[1]	241.9	[1]	240.8	[1]	241.9	[1]	242.5	[1]	249.8	[1]	249.7	[1]	250.4	[1]
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Litigation Expense															159
Quarterly Financial Data, Litigation Expense, Net Of Income Tax Effect															96
Quarterly Financial Data, Write-Down Of Deferred Tax Assets Related To Other Postretirement Benefits															16
Quarterly Financial Data, Loss on impairment of RBS Sempra Commodities LLP											305
Quarterly Financial Data, Loss on impairment of RBS Sempra Commodities LLP, after tax											139
Quarterly Financial Data, Equity Method Investment, Other Than Temporary Impairment, Net Of Income Tax Effect											24
Quarterly Financial Data, Remeasurement Gain on investments in South America					277
Quarterly Financial Data, Higher earnings from acquisition of additional interests in South America	24		11
Quarterly Financial Data, Increase in revenue from consolidation of South American utilities	350		335		324
San Diego Gas and Electric Company and Subsidiary [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Operating Revenues	968		868		697		840		804		811		692		742
Quarterly Financial Data, Operating Expenses	699		658		584		677		629		613		546		604
Quarterly Financial Data, Operating Income	269		210		113		163		175		198		146		138
Quarterly Financial Data, Net Income	172		136		53		94		124		103		55		76
Quarterly Financial Data, (Earnings) Losses Attributable To Noncontrolling Interests	(13)		(21)		19		(4)		(18)		5		21		8
Quarterly Financial Data, Earnings	159		115		72		90		106		108		76		84
Quarterly Financial Data, Dividends on Preferred Stock	(1)		(2)		(1)		(1)		(1)		(2)		(1)		(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	158		113		71		89		105		106		75		83
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Increase in operating revenues from incremental wildfire premiums	57
Quarterly Financial Data, Increase in earnings from incremental wildfire premiums	34
Quarterly Financial Data, Increase in net income from incremental wildfire premiums	34
Quarterly Financial Data, Higher net income and earnings from higher allowance for equity-related AFUDC, net of interest	13		10		7
Southern California Gas Company [Member]
Selected Quarterly Financial Information [Line Items]
Quarterly Financial Data, Operating Revenues	1,040		844		876		1,056		1,030		776		834		1,182
Quarterly Financial Data, Operating Expenses	911		709		773		937		900		642		716		1,048
Quarterly Financial Data, Operating Income	129		135		103		119		130		134		118		134
Quarterly Financial Data, Net Income	79		81		60		68		74		78		70		65
Quarterly Financial Data, Dividends on Preferred Stock					(1)								(1)
Quarterly Financial Data, Earnings Attributable To Common Shares	79		81		59		68		74		78		69		65
Significant Items Affecting Quarterly Results [Line Items]
Quarterly Financial Data, Decrease in revenue from lower natural gas prices compared to corresponding quarter in prior year							$ 176

[1]	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.